5. Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfRevenuesLineItems [Line Items]
Revenues	$ 35,960,784	$ 21,944,761	$ 14,827,241
Revenues from Resolution 1, SEE 19, SGE Resolution 70/2018, and amendments
DisclosureOfRevenuesLineItems [Line Items]
Revenues	27,378,909	19,487,339	14,052,286
Sales under contracts
DisclosureOfRevenuesLineItems [Line Items]
Revenues	7,350,706	1,379,572	420,401
Steam sales
DisclosureOfRevenuesLineItems [Line Items]
Revenues	434,648	378,351	354,554
Resale of gas transport and distribution capacity
DisclosureOfRevenuesLineItems [Line Items]
Revenues	286,282	298,264	0
Revenues from CVO thermal plant management
DisclosureOfRevenuesLineItems [Line Items]
Revenues	$ 510,239	$ 401,235	$ 0